Property and equipment, net	12 Months Ended
Dec. 31, 2017
Property And Equipment Net
Property and equipment, net
(13)	Property and equipment, net

Flight equipment, property and other equipment as of December 31, 2017 and 2016 is as follows:

	Flight Equipment	Capitalized Maintenance	Rotable Spare parts	Reimbursement of predelivery payments	Administrative property	Others	Total
Gross:
December 31, 2016	$4,450,572	$383,434	$203,545	$215,097	$158,777	$274,872	$5,686,297
Additions	333,202	171,607	17,271	119,049	2,099	33,828	677,056
Disposals/Transfers	25,111	578	(1,749)	(174,843)	(33,676)	(14,394)	(198,973)
Revaluation	—	—	—	—	31,017	—	31,017

December 31, 2017	$4,808,885	$555,619	$219,067	$159,303	$158,217	$294,306	$6,195,397

Accumulated depreciation:
December 31, 2016	$653,415	$190,596	$62,489	$—	$9,406	$120,462	$1,036,368
Additions	177,262	81,616	6,642	—	2,229	25,351	293,100
Disposals/Transfers	(5,903)	(1,432)	(1,571)	—	(1,081)	(5,100)	(15,087)

December 31, 2017	$824,774	$270,780	$67,560	$—	$10,554	$140,713	$1,314,381

Net:
December 31, 2016	$3,797,157	$192,838	$141,056	$215,097	$149,371	$154,410	$4,649,929

December 31, 2017	$3,984,111	$284,839	$151,507	$159,303	$147,663	$153,593	$4,881,016

	Flight Equipment	Capitalized Maintenance	Rotable Spare parts	Reimbursement of predelivery payments	Administrative property	Others	Total
Gross:
December 31, 2015	$4,338,823	$386,043	$162,413	$279,682	$80,740	$300,198	$5,547,899
Additions	187,311	122,583	12,411	78,523	950	47,152	448,930
Disposals/Transfers	(75,562)	(125,192)	28,721	(143,108)	68,116	(72,478)	(319,503)
Revaluation	—	—	—	—	8,971	—	8,971

December 31, 2016	$4,450,572	$383,434	$203,545	$215,097	$158,777	$274,872	$5,686,297

Accumulated depreciation:
December 31, 2015	$578,262	$240,765	$25,686	$—	$10,669	$93,171	$948,553
Additions	142,059	67,636	9,631	—	1,938	25,995	247,259
Disposals/Transfers	(66,906)	(117,805)	27,172	—	(3,201)	1,296	(159,444)

December 31, 2016	$653,415	$190,596	$62,489	$—	$9,406	$120,462	$1,036,368

Net:
December 31, 2015	$3,760,561	$145,278	$136,727	$279,682	$70,071	$207,027	$4,599,346

December 31, 2016	$3,797,157	$192,838	$141,056	$215,097	$149,371	$154,410	$4,649,929

During the year ended December 31, 2017, the Company acquired ten aircraft A-318 and one aircraft A-320, which were previously operating leases. Additionally, one aircraft B787-8, one aircraft A-300F and two aircraft A-320NEO under financial leasing. In addition, the Company made pre-delivery payments (“PDPs”) and purchased rotatable spare parts. Of the 55 aircraft under operating lease, one Boeing 767 and two A-330 aircraft are under Wet Lease.

During the twelve months ended December 31, 2016, the Company made pre-delivery payments (“PDPS”) and purchased rotatable spare parts.

As of December 31, 2017 and 2016, the net carrying amount of leased property and equipment under financial leases was $3,038,592 and $3,113,189 respectively, which have been pledged to secure long–term debt.

As of December 31, 2017 and 2016, the Company capitalized borrowing costs amounting to $10,443 at an average interest rate of 7.30% and $20,840 at an average interest rate of 8.81%, respectively.

The Avianca’s MRO Hangar, in the Jose Maria Cordova International Airport of the municipality of Rionegro, which began operations in August 2016, ended with a total cost of $ 43,443, which consists of hangars and specialized workshops for the repair of aircraft components, as well as infrastructure for taxiing aircraft, spare parts warehouses and training classrooms.

As of December 31, 2017, a total amount of $9,539 corresponds to the purchase of an Airbus A320 SN 2605 flight simulator installed in the CEO. The cost includes installation, tariffs and taxes. The same is used for training of personnel incorporated with the operation

As of December 31, 2017 a total amount of $561 has been recognized as property and equipment in the course of construction, which corresponds to the Hangar project for online maintenance at El Dorado Airport in Bogotá, with an estimated cost of $24,807 with end date of April 30, 2018. The cost includes studies, architectural designs, technical designs, building construction and the Hangar platform, as well as the transfer of equipment from the current facilities to the new one.

As of December 31, 2017, the Operational Excellence Center-CEO building was acquired on July 26, 2017 by Avianca S.A., through assignment of rights to Tampa Cargo S.A.S. for a cost of $ $35,156, asset that was sold on August 10, 2017 to the company Patrimonios Autónomos Fiduciaria-Corficolombiana for a value of $ 46,494. The gain on the sale value of this property was $4,845.

During the years ended December 31, 2017 and 2016, the Company recognized a net gain of $2,928 and $4,275, respectively, related to sale and leaseback transactions, which are recognized in the Consolidated Statement of Comprehensive Income. All sale and leaseback transactions resulted in operating leases.

In 2017, engine maintenance was carried out and capitalized for $143,786; Likewise, an accelerated depreciation expense of $21,448 corresponding to previous maintenance costs was recognized.

In the area of administrative properties, there are land and buildings valued at $ 15,229 (net), which are located in Venezuela, on which it has not been technically possible to make appraisals taking into account the instability of the market in that country. These assets are measured under the cost model.

Administrative property

The Company uses the revaluation model to measure its land and buildings which are composed of administrative properties. Management determined that this constitutes one class of asset under IAS 16, based on the nature, characteristics and risks of the property. The fair values of the properties were determined by using market comparable methods. This means that valuations performed by the appraisals are based on active market prices, adjusted for difference in the nature, location or condition of the specific property. The Company engaged accredited independent appraisals, to determine the fair value of its land and buildings. Land and buildings were revaluated at December 31, 2017 and 2016.

In order to establish the fair value of real estate as of December 31, 2017, the revaluation of land of $ 11,495 and buildings of $ 19,522 originated from the figures determined in the technical studies (valuation) was recognized as a result a final balance of Land is recorded for $ 61,339 and $ 96,878 for buildings.

If land and buildings were measured using the cost model, the carrying amounts would be as follows:

	December 31, 2017	December 31, 2016

Cost	$128,791	$107,854
Accumulated depreciation	(11,230)	(6,150)

Net carrying amount	$117,561	$101,704